3. FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

·	Level 1 – Quoted market prices in active markets for identical assets and liabilities;

·	Level 2 – Inputs, other than level 1 inputs, either directly or indirectly observable; and

·	Level 3 – Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value, which consisted of warrants as of September 30, 2016. The fair value of the warrants was estimated using the Binomial Simulation model. Gains and losses from derivative contracts are included in net gain (loss) from derivative contracts in the statement of operations. The fair value of the Company’s derivative warrants is classified as a Level 3 measurement, since unobservable inputs are used in the valuation.

The following table presents the fair value for those liabilities measured on a recurring basis as of September 30, 2016 and December 31, 2015:

The following is summary of items that the Company measures at fair value on a recurring basis:

FAIR VALUE MEASUREMENTS (In Thousands)

	Fair Value at September 30, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$—	$—
Warrants issued in connection with Senior Secured Debt	—	—	(707)	(707)
Warrants to be issued in connection with distributor debt	—	—	(114)	(114)

Total long-term liabilities at fair value	$—	—	$(821)	$(821)

	Fair Value at December 31, 2015

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)
Warrants issued in connection with the issuance of Series B preferred stock	—	—	(1,461)	(1,461)

Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

The following is a summary of changes to Level 3 instruments during the nine months ended September 30, 2016:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Series C Warrants	Series B Warrants	Senior Secured Debt	Distributor Debt	Total

Balance, December 31, 2015	$(1,145)	$(1,461)	$–	$–	$(2,606)
Warrants issued during the period	–	–	(377)	(114)	(491)
Change in fair value during the period	1,144	1,461	(330)	–	2,276

Balance, September 30, 2016	$—	$—	$(707)	$(114)	$(8,211)

As of September 30, 2016, the fair value of warrants was approximately $0.8 million. A net change of approximately $2.3 million has been recorded to the accompanying statement of operations for the nine months ended.

The guidance for fair value measurements, ASC820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

·	Level 1 – Quoted market prices in active markets for identical assets and liabilities;

·	Level 2 – Inputs, other than level 1 inputs, either directly or indirectly observable; and

·	Level 3 – Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value, which consisted of warrants as of December 31, 2015. The fair value of the warrants was estimated using the Monte Carlo Simulation model. Gains and losses from derivative contracts are included in net gain (loss) from derivative contracts in the statement of operations. The fair value of the Company’s derivative warrants is classified as a Level 3 measurement, since unobservable inputs are used in the valuation.

The following table presents the fair value for those liabilities measured on a recurring basis as of December 31, 2015 and 2014:

FAIR VALUE MEASUREMENTS ( In Thousands)

Description	Level 1	Level 2	Level 3	Total	Date
Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)	December 31, 2015
Warrants issued in connection with the issuance of Series B preferred stock			$(1,461)	$(1,461)	December 31, 2015
Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

Description	Level 1	Level 2	Level 3	Total	Date
Warrants issued in connection with the December 2014 public offering of common stock	$—	$—	$(587)	$(587)	December 31, 2014
Warrants issued in connection with the issuance of Series B preferred stock	$—	$—	$(1,483)	$(1,483)	December 31, 2014
Total long-term liabilities at fair value	$—	$—	$(2,070)	$(2,070)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	December 2014 Public Offering Exchanged Warrants	Series B Warrants	Series C Warrants	Total

Balance, December 31, 2014	$(587)	$(1,483)	$—	$(2,070)
Warrants issued during the period	—	—	(1,428)	(1,428)
Change in fair value during the period	263	22	283	568
Transfer to equity as a result of changes to provisions	324	—	—	324
Balance, December 31, 2015	$—	$(1,461)	$(1,145)	$(2,606)